Debt - Schedule of Maturities of Long-term Debt (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Debt Disclosure [Abstract]
2021	$ 8,215
2022	4,102
2023	750
2024	0
Total	$ 13,067